Supplemental Oil and Natural Gas Disclosures (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Beginning Balance	$ 56,206	$ 31,137	$ 23,810
Changes resulting from:
Net change in sales prices and production costs	(8,206)	8,629	10,868
Net change in future development costs	(1,834)
Sales of oil and natural gas, net of production costs	(32,364)	(19,369)	(14,794)
Net change due to extensions and discoveries	5,596	32,671	3,674
Net change due to acquisition of reserves	86,013
Net change due to revisions of quantity estimates	(2,236)	17,382	11,377
Previously estimated development costs incurred	1,007
Accretion of discount	7,778	3,479	2,619
Net change in income taxes	(4,004)	(17,723)	(6,417)
Aggregate change for the year	51,750	25,069	7,327
Ending Balance	107,956	56,206	31,137
Consolidated Entities [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Beginning Balance	52,698	26,810	21,138
Changes resulting from:
Net change in sales prices and production costs	(5,709)	8,476	9,929
Net change in future development costs	(1,834)
Sales of oil and natural gas, net of production costs	(31,732)	(17,747)	(12,690)
Net change due to extensions and discoveries	5,596	32,671	2,148
Net change due to acquisition of reserves	86,013
Net change due to revisions of quantity estimates	(2,254)	17,586	9,153
Previously estimated development costs incurred	1,007
Accretion of discount	7,377	3,013	2,340
Net change in income taxes	(4,619)	(18,111)	(5,208)
Aggregate change for the year	53,845	25,888	5,672
Ending Balance	106,543	52,698	26,810
Equity Method Investee [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Beginning Balance	3,508	4,327	2,672
Changes resulting from:
Net change in sales prices and production costs	(2,497)	153	939
Sales of oil and natural gas, net of production costs	(632)	(1,622)	(2,104)
Net change due to extensions and discoveries	0	0	1,526
Net change due to revisions of quantity estimates	18	(204)	2,224
Accretion of discount	401	466	279
Net change in income taxes	615	388	(1,209)
Aggregate change for the year	(2,095)	(819)	1,655
Ending Balance	$ 1,413	$ 3,508	$ 4,327